Summary of changes in present value of obligation and fair value of plan assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Present value of obligation at beginning of year		₨ 79,594	₨ 82,330
Interest cost		3,239	3,889
Current service cost		8,619	10,639
Past service cost
Remeasurement (gain)/loss on obligation - economic assumptions		(3,694)
Remeasurement (gain)/loss on obligation - demographic assumptions		(149)	(719)
Remeasurement (gain)/loss on obligation - experience assumptions		14,439	1,103
Benefits paid		(22,551)	(17,648)
Present value of obligation at closing of year		79,497	79,594
Plan assets [member]
IfrsStatementLineItems [Line Items]
Present value of obligation at beginning of year	[1]	9,865	11,943
Benefits paid	[1]	(2,273)	(2,791)
Present value of obligation at closing of year	[1]	8,218	9,865
Employer contributions	[1]
Earning on assets	[1]	538	651
Remeasurement (gain)/loss on obligation on plan assets	[1]	₨ 88	₨ 62

[1]	plan assets represents investment made by the Company in LIC funds